CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Income Statement [Abstract]
NET SALES	$ 3,240,493	$ 2,887,071	$ 2,660,329
COST OF GOODS SOLD	2,765,903	2,487,167	2,334,987
GROSS PROFIT	474,590	399,904	325,342
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	310,152	264,265	229,775
ANTI-DUMPING DUTY ASSESSMENTS	0	0	1,600
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES	0	172	(3,400)
EARNINGS FROM OPERATIONS	164,438	135,467	97,367
INTEREST EXPENSE	4,575	5,133	4,267
INTEREST INCOME	(541)	(294)	(2,235)
EQUITY IN EARNINGS OF INVESTEE	(267)	(374)	(378)
NON-OPERATING (INCOME)/EXPENSE	3,767	4,465	1,654
EARNINGS BEFORE INCOME TAXES	160,671	131,002	95,713
INCOME TAXES	55,174	45,870	34,149
NET EARNINGS	105,497	85,132	61,564
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,318)	(4,537)	(4,013)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 101,179	$ 80,595	$ 57,551
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 4.97	$ 3.99	$ 2.87
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 4.96	$ 3.99	$ 2.86
OTHER COMPREHENSIVE INCOME:
OTHER COMPREHENSIVE LOSS	$ (2,703)	$ (7,257)	$ (3,116)
COMPREHENSIVE INCOME	102,794	77,875	58,448
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,660)	(3,213)	(3,015)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 100,134	$ 74,662	$ 55,433